Income taxes - Accumulated tax losses carryforwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating loss carryforwards
Deferred tax asset, net, recognized from tax losses carryforwards	¥ 58,128
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Domestic
Operating loss carryforwards
Accumulated tax losses carryforwards	¥ 53,697,270
Brazil
Operating loss carryforwards
Accumulated tax losses carryforwards	¥ 2,755,808
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Mexico
Operating loss carryforwards
Effective income tax rate reconciliation	30.00%